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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Massachusetts Fiduciary Advisors, Inc.
Address: One Liberty Square, Boston, MA 02109

13F File Number: 28-3056

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and comlete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Richard F. Cook, Jr.
Title: Senior Vice President
Phone: 617-350-0202
Signature, Place, and Date of Signing:

Richard F. Cook, Jr.    Boston, Massachusetts    November 12, 1999

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      27

Form 13F Information Table Value Total:      $99,631,285

List of Other Included Managers:

NONE
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

                           MASSACHUSETTS FIDUCIARY ADVISORS, INC. FORM 13F - PAGE 1
                                                                                         ITEM 6                      ITEM 8
                                                          ITEM 4             INVESTMENT DISCRETION              VOTING AUTHORITY
                                ITEM 2                 FAIR MARKET  ITEM 5                      (C)   ITEM           (SHARES)
ITEM 1                          TITLE OF      ITEM 3      VALUE     SHARES/    (A)      (B)    SHARED   7
NAME OF ISSUER                  CLASS         CUSIP      (X1000)   PRN AMT     SOLE    SHARED  (OTHER) MGRS   SOLE    SHARED  NONE
------------------------------ --------     ---------  ----------- -------  --------- -------- ------- ----  -------  ------ ------
ALFA CORP                        COM       015385107     1,137,500   70,000    X                             X
AMERICAN GENERAL CORP            COM       026351106     3,795,000   60,000    X                             X
AON CORP                         COM       037389103     3,325,781  112,500    X                             X
BERKSHIRE HATHAWAY INC DEL       CLA       084670108     4,785,000       87    X                             X
BROWN & BROWN INC                COM       115236101     2,743,125   82,500    X                             X
CAPITAL RE CORP                  COM       140432105       300,000   30,000    X                             X
CHOICEPOINT INC                  COM       170388102       673,750   10,000    X                             X
CHUBB CORP                       COM       171232101     3,064,344   61,750    X                             X
CINCINNATI FINL CORP             COM       172062101     4,503,750  120,000    X                             X
ELDORADO BANCSHARES INC          COM       28467w106       256,875   30,000    X                             X
EQUIFAX INC                      COM       294429105     1,406,250   50,000    X                             X
GALLAGHER ARTHUR J & CO          COM       363576109     2,662,500   50,000    X                             X
HCC INS HLDGS INC                COM       404132102     1,681,250  100,000    X                             X
HORACE MANN EDUCATORS CORP       COM       440327104     3,613,750  140,000    X                             X
MARKEL CORP                      COM       570535104     4,260,263   23,400    X                             X
MARSH & MCLENNAN COS INC         COM       571748102     5,480,000   80,000    X                             X
MBIA INC                         COM       55262C100     3,263,750   70,000    X                             X
MERCURY GENL CORP                COM       589400100     4,134,375  150,000    X                             X
PENN-AMER GROUP INC              COM       707247102       734,063   87,000    X                             X
PRESIDENTIAL LIFE CORP           COM       740884101       856,250   50,000    X                             X
PROGRESSIVE CORP OHIO            COM       743315103     5,309,688   65,000    X                             X
SAFECO CORP                      COM       786429100     1,960,000   70,000    X                             X
ST PAUL COS INC                  COM       792860108     5,430,385  197,469    X                             X
TERRA NOVA BERMUDA HLDGS LTD     CLA       G87615103    26,307,110  823,706    X                             X
TRENWICK GROUP INC               COM       895290104     1,242,188   75,000    X                             X
UNITED ASSET MGMT CORP           COM       909420101       481,250   25,000    X                             X
UNUMPROVIDENT CORP               COM       91529Y106     6,223,088  211,400    X                             X
                                                        ----------
                                         PAGE TOTAL     99,631,285